ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

20.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The accumulated other comprehensive income balance consists of:

	At December 31	At December 31
(in thousands)	2021	2020

Cumulative foreign currency translation	$414	$413
Experience gains-post employment liability
Gross	1,847	1,847
Tax effect	(485)	(485)
	$1,776	$1,775